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                            [Commonwealth Letterhead]

Scott D. Silverman
Vice President, General Counsel and Corporate Secretary
Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210
Southborough, MA 01772

                               February 5, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           RE: Initial Registration Statement on Form N-4 for
               Commonwealth Annuity and Life Insurance Company
               Commonwealth Annuity Separate Account A
               File No. 811-22024

Commissioners:

On behalf of Commonwealth Annuity and Life Insurance Company (the "Company") and Commonwealth Annuity Separate Account A (the "Separate Account"), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-4 for an individual flexible premium deferred variable annuity contract (the "Contract"). The Contract will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, updated underlying fund information, exhibits not included herein, and certain other information will be added by pre-effective amendment.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in the registration statement, will be forwarded to the staff shortly under separate cover.

If you have any questions or comments, please call the undersigned at (508) 460-2408 or Elisabeth M. Bentzinger at (202) 383-0717.

Sincerely,


/s/ Scott D. Silverman
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Scott D. Silverman

Attachment
cc: Elisabeth M. Bentzinger